Net fee and commission income	12 Months Ended
Dec. 31, 2025
Disclosure of fee and commission income (expense) [Abstract]
Net fee and commission income	Note 6: Net fee and commission income

Year ended 31 December 2025	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Fee and commission income:
Current accounts	430	243	–	–	673
Credit and debit card fees	845	479	–	–	1,324
Commercial banking and treasury fees	–	434	–	–	434
Unit trust and insurance broking	–	–	65	–	65
Factoring	–	66	–	–	66
Other fees and commissions	80	130	332	14	556
Total fee and commission income	1,355	1,352	397	14	3,118
Fee and commission expense	(811)	(363)	(144)	(16)	(1,334)
Net fee and commission income	544	989	253	(2)	1,784

Year ended 31 December 2024	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Fee and commission income:
Current accounts	423	221	–	–	644
Credit and debit card fees	829	457	–	–	1,286
Commercial banking and treasury fees	–	372	–	1	373
Unit trust and insurance broking	–	–	71	–	71
Factoring	–	69	–	–	69
Other fees and commissions	74	148	261	17	500
Total fee and commission income	1,326	1,267	332	18	2,943
Fee and commission expense	(745)	(334)	(89)	(16)	(1,184)
Net fee and commission income	581	933	243	2	1,759
Note 6: Net fee and commission income continued

Year ended 31 December 2023	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Fee and commission income:
Current accounts	406	218	–	–	624
Credit and debit card fees	800	464	–	–	1,264
Commercial banking and treasury fees	–	334	–	–	334
Unit trust and insurance broking	–	–	69	–	69
Factoring	–	75	–	–	75
Other fees and commissions	85	186	264	25	560
Total fee and commission income	1,291	1,277	333	25	2,926
Fee and commission expense	(673)	(322)	(84)	(16)	(1,095)
Net fee and commission income	618	955	249	9	1,831
Fees and commissions which are an integral part of the effective interest rate form part of net interest income shown in note 5. Fees and commissions relating to instruments that are held at fair value through profit or loss are included within net trading income shown in note 7.
In determining the disaggregation of fees and commissions the Group has considered how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. It has determined that the above disaggregation by product type provides useful information that does not aggregate items that have substantially different characteristics.
At 31 December 2025, the Group held on its balance sheet £174 million (31 December 2024: £163 million) in respect of services provided to customers and £92 million (31 December 2024: £75 million) in respect of amounts received from customers for services to be provided after the balance sheet date. Current unsatisfied performance obligations amount to £207 million (31 December 2024: £195 million); the Group expects to receive substantially all of this revenue by the end of 2027.
Income recognised during the year included £30 million (2024: £28 million) in respect of amounts included in the contract liability balance at the start of the year and £nil (2024: nil) in respect of amounts from performance obligations satisfied in previous years.
The most significant performance obligations undertaken by the Group are in respect of current accounts, the provision of other banking services for commercial customers and credit and debit card services.
In respect of current accounts, the Group receives fees for the provision of bank account and transaction services such as ATM services, fund transfers, overdraft facilities and other value-added offerings.
For commercial customers, alongside its provision of current accounts, the Group provides other corporate banking services including factoring and commitments to provide loan financing. Loan commitment fees are included in fees and commissions where the loan is not expected to be drawn down by the customer.
The Group receives interchange and merchant fees, together with fees for overseas use and cash advances, for provision of card services to cardholders and merchants.